Taxes - Schedule of detailed information about effective income tax (expense) recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Net loss before tax	$ (51,675)	$ (71,245)
Expected income tax recovery based on statutory rate	13,694	18,880
Adjustments To Expected Income Tax Expense Recovery [Abstract]
Permanent differences and other	(134)	(2,382)
Tax effect of unrecognized temporary differences and tax losses	(34,104)	(1,690)
Tax incentives and tax loss benefit not previously recognized	0	2,914
Effect of tax rates in foreign jurisdictions	1,173	3,331
Foreign exchange and other	2,308	(373)
Income tax (expense) recovery	$ (17,063)	$ 20,680